As filed with the Securities and Exchange Commission on October 31, 1997

                                File No. 33-99016
                                File No. 811-9126

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 5

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 6 x


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-213-742-2111

Name and Address of Agent for Service:

JAMES W. DEDERER, Esq.
Executive Vice President, General Counsel
   and Corporate Secretary
Transamerica Occidental Life Insurance Company
1150 South Olive Street
Los Angeles, California 90015-2211



Copy to:

FREDERICK R. BELLAMY, Esq.
Sutherland, Asbill & Brennan, L.L.P.
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404



                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for the year ended December 31, 1996 was filed on February 25, 1997.


         It is proposed that this filing will become effective: x immediately upon filing pursuant to paragraph (b) o on __________ pursuant to paragraph (b) o 60 days after filing pursuant to paragraph (a)(1) o on _ pursuant to paragraph (a)(1) o 75 days after filing pursuant to paragraph (a)(2) o on _________________ pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
                           o this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.



                                            TRANSAMERICA VARIABLE INSURANCE FUND
                                             Registration Statement on Form N-1A

                                                    CROSS REFERENCE SHEET
                                                    Pursuant to Rule 495
 N-1A
Item No.                                                                            Caption
--------                                                                            -------
PART A                 INFORMATION REQUIRED IN A PROSPECTUS
1.          Cover Page        ..........................................       Cover Page
2.          Synopsis          ..........................................       Not Applicable
3.          Condensed Financial Information.............................       Condensed Financial Information

4.          General Description of Registrant...........................       Introduction; Investment
                                                                               Objectives and Policies;
                                                                               Investment Methods and Risks

5.          Management of the Fund......................................       Management

5A.         Management's Discussion of Performance......................       Not Applicable

6.          Capital Stock and Other Securities..........................       Other Information

7.          Purchase of Securities Being Offered........................       Offering, Purchase and Redemption
                                                                               of Shares

8.          Redemption or Repurchase....................................       Offering, Purchase and Redemption
                                                                               of Shares

9.          Pending Legal Proceedings...................................       Not Applicable

PART B      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.         Cover Page        ..........................................       Cover Page
11.         Table of Contents ..........................................       Table of Contents

12.         General Information and History.............................       Introduction; Shares of Stock

13.         Investment Objectives and Policies..........................       Additional Investment Policy
                                                                               Information; Special Investment
                                                                               Methods and Risks; Investment
                                                                               Restrictions

14.         Management of the Registrant................................       Investment Adviser

15.         Control Persons and Principal
              Holders of Securities.....................................       Shares of Stock

CROSS REFERENCE SHEET -- continued

16.         Investment Advisory and
              Other Services  ..........................................       Investment Adviser

17.         Brokerage Allocation and Other
              Practices       ..........................................       Portfolio Transactions, Portfolio
                                                                               Turnover and Brokerage

18.         Capital Stock and Other Securities..........................       Shares of Stock

19.         Purchase, Redemption and Pricing
              of Securities Being Offered...............................       Determination of Net Asset Value

20.         Tax Status        ..........................................       Not Applicable

21.         Underwriters      ..........................................       Not Applicable

22.         Calculation of Performance Data.............................       Performance Information

23.         Financial Statements........................................       Other Information


PART C        OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                GROWTH PORTFOLIO
                                     OF THE
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

         The prospectus dated May 1, 1997, for the above-referenced Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., as filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for the Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (May 1, 1997), is incorporated by reference herein.

                                GROWTH PORTFOLIO
                                       and
                             MONEY MARKET PORTFOLIO

                                     of the

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
             1150 South Olive Street, Los Angeles, California 90015,
                                 (213) 742-2111



                           PROSPECTUS October 31, 1997


         The Transamerica Variable Insurance Fund, Inc. (the "Fund") is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. The Fund currently offers the following investment portfolios:

         The Growth Portfolio seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal.


         Shares of each Portfolio may currently be purchased only by separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). Each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying variable insurance contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

         A Statement of Additional Information containing more detailed information about the Fund is available free by writing to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling (800) 258-4260, ext. 5560. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

         This Prospectus contains vital information about the Portfolios that a prospective purchaser of a variable insurance contract should know before allocating premiums to one of the Portfolios. For your own benefit and protection, please read it before you invest. Keep it on hand for future reference.

         Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read in conjunction with the prospectus for the variable insurance contract.

 Please note that these Portfolios:
 o   are not bank deposits
o   are not endorsed by any bank or government agency
 o   are not federally insured
          o   are not guaranteed to achieve their goal(s)

 AN INVESTMENT IN ANY PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U. S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL
             MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                TABLE OF CONTENTS



CONDENSED FINANCIAL INFORMATION.....................................

TRANSAMERICA VARIABLE INSURANCE FUND, INC...........................

INVESTMENT OBJECTIVE AND POLICIES...................................

INVESTMENT METHODS AND RISKS........................................
         Small Capitalization Companies.............................
         Convertible Securities
         High-Yield ("Junk") Bonds..................................
         Repurchase Agreements......................................
         Money Market Securities
         State Insurance Regulation.................................

PORTFOLIO TURNOVER..................................................

MANAGEMENT..........................................................
         Directors and Officers.....................................
         Investment Adviser.........................................
         Investment Sub-Adviser.....................................

PERFORMANCE INFORMATION.............................................

DETERMINATION OF NET ASSET VALUE....................................

OFFERING, PURCHASE AND REDEMPTION OF SHARES.........................

INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...................

TAXES    ...........................................................

OTHER INFORMATION...................................................
         Reports....................................................
         Voting and Other Rights....................................
         Custody of Assets and
          Administrative Services...................................
         Summary of Bond Ratings....................................

FOR MORE INFORMATION................................................

                         CONDENSED FINANCIAL INFORMATION

         The following table gives information regarding income, expenses and capital changes in the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (formerly Transamerica Occidental's Separate Account Fund C) attributable to a Portfolio share outstanding throughout the periods indicated. The information is presented as if the reorganization of Separate Account Fund C described below had always been in effect.

         The activity prior to the November 1, 1996, reorganization of Separate Account Fund C, represents accumulation unit values of Separate Account Fund C which have been converted into share value for presentation purposes.

         The per share data in the table for the period January 1, 1992, through December 31, 1996, has been audited by Ernst & Young LLP, independent auditors of the Fund, in connection with the annual audit of the Portfolio's financial statements. The per share data in the table for the period January 1, 1987, through December 31, 1991, is based upon data from the audited financial statements of Separate Account Fund C, but Ernst & Young, LLP has not audited the conversion of that data to Growth Portfolio share values. The financial statements which appear in the Statement of Additional Information are dated as of December 31, 1996.


                                GROWTH PORTFOLIO


                                                   1996         1995          1994      1993       1992
                                                   ----------------------------------------------------
Net asset value, beginning of year                $8.582       $5.615        $5.239    $4.287     $3.783

Investment Operations

Net investment income (loss)                      (0.065)      (0.069)       (0.042)   (0.030)     0.012


Net realized and unrealized gain                   2.413        3.036         0.418     0.982      0.492
Total from investment operations                   2.348        2.967         0.376     0.952      0.504

Net asset value, end of year                      $10.930      $8.582        $5.615    $5.239     $4.287
                                                  ======================================================
Total Return                                      27.36%       52.84%         7.19%    22.20%     13.32%

Ratios and Supplemental Data
Net assets, end of year (in thousands)            $32,238      $25,738       $17,267   $16,584    $13,966
Expenses to average net assets                   1.27%(1)       1.41%         1.43%     1.43%      1.43%
Net investment income (loss)
               to average net assets            (0.68%)(2)     (0.94%)       (0.80%)   (0.65%)     0.31%
Portfolio turnover rate                           34.58%       18.11%        30.84%    42.04%     43.07%
Average commission rate (3)                        $0.07          -             -         -          -

                                                   1991         1990          1989      1988       1987
                                                   ----         ----          ----      ----       ----
Net asset value, beginning of year                $2.689       $3.026        $2.266    $1.694     $1.504

Investment Operations
Net investment income (loss)                      (0.009)      (0.022)       (0.010)   (0.054)     0.017

Net realized and unrealized gain                   1.085       (0.360)        0.750     0.517      0.173
Total from investment operations                   1.095       (0.337)        0.760     0.572      0.190

Net asset value, end of year                      $3.783       $2.689        $3.026    $2.266     $1.694
                                                  ======================================================
Total Return                                      40.71%      (11.14%)       33.56%    33.74%     12.60%

Ratios and Supplemental Data
Net assets, end of year (in thousands)            $12,516      $9,281        $10,861   $8,453     $6,466
Expenses to average net assets                     1.43%        1.43%         1.44%     1.43%      1.44%
Net investment income (loss)
               to average net assets               0.28%        0.81%         0.37%     2.66%      0.94%
Portfolio turnover rate                           32.90%       49.87%        22.39%    52.18%     83.37%
Average commission rate (3)                          -            -             -         -          -




(1) If the Investment Advisor had not reimbursed expenses for the year ended December 31, 1996, the ratio of operating expenses to average net assets would have been 1.34%.
(2) If the Investment Advisor had not reimbursed expenses for the year ended December 31, 1996, the ratio of net investment loss to average net assets would have been (0.75%).

(3) This  disclosure  is  required  for  fiscal  periods  beginning  on or after
September  1,  1995.  (4)  Prior  to  November  1,  1996,   activity  represents
accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio. (Additional Portfolios may be created from time to time.) By investing in one of the Portfolios, an investor becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of the close of business October 31, 1996, were transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company ("Transamerica" or the "Investment Adviser") serves as the investment adviser to the Portfolios and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Portfolios' sub-advisor to provide their day-to-day portfolio management.


         The Portfolios are designed primarily to serve as investment vehicles for variable annuity and variable life insurance contracts offered by separate accounts of various insurance companies. The Fund may sell its shares to qualified pension and retirement plans, but currently does not do so. The Fund does not offer its stock directly to the general public.



                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of the Portfolios are described below. There can be no assurance that a Portfolio will achieve its investment objective. Investors should not consider any one Portfolio alone to be a complete investment program. As with any security, a risk of loss, including possible loss of principal, is inherent in an investment in the shares of a Portfolio.

         The different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. These risks are described in greater detail, under "Investment Methods and Risks" and in the Statement of Additional Information. Each Portfolio is subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the Statement of Additional Information.

         The investment objective of each Portfolio as well as the investment policies that are not fundamental may be changed by the Fund's Board of Directors without shareholder approval. Certain of the investment restrictions of each Portfolio are fundamental, however, and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Portfolio. See "Investment Restrictions" in the Statement of Additional Information.


         Growth Portfolio

         The Growth Portfolio's investment objective is long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

         The Growth Portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade. Those securities are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P"), or, if unrated, deemed to be of comparable quality by Investment Services.

         If  a  security  that  was  originally  rated  "investment   grade"  is
downgraded by a ratings service, it may or may not be sold. This depends on Investment Services' assessment of the issuer's prospects. However, Investment Services will not purchase below-investment-grade securities if that purchase would increase their representation in the Growth Portfolio to more than 10%.

         The Growth Portfolio may invest up to 10% of its net assets in the securities of foreign issuers that are in the form of American Depository Receipts ("ADRs"). ADRs are registered stocks of foreign companies that are typically issued by an American bank or trust company evidencing ownership of the underlying securities. ADRs are designed for use on the U. S. stock exchanges.

         With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. And it may not invest in companies for the purposes of exercising control or management.

         Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Growth Portfolio's net assets.


         Money Market Portfolio

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal. The Money Market Portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including:

         o obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities;
         o obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks;
         o short-term corporate obligations, including commercial paper notes and bonds;
         o other short-term debt obligations with remaining maturities of 397 days or less; and
         o repurchase agreements involving any of the securities mentioned above.

         The Money Market Portfolio may also purchase other marketable, non convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the SAI for a description of these securities.

         Bank obligations are limited to U. S. or foreign banks having total assets over $1.5 billion.
Investments in saving association obligations are limited to U. S. savings banks with total assets over $1.5
billion. Investments in bank obligations can include instruments issued by foreign branches of U. S. or foreign banks or domestic branches of foreign banks.

         In addition, the Money Market Portfolio may invest in U. S. dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. Investment Services may buy these foreign securities and other instruments if they meet the same criteria described above for the Money Market Portfolio's investments in general. Investment Services may invest up to 25% of the Portfolio's assets in obligations of Canadian and other foreign issuers. At times the Portfolio may have no foreign investments.

         Investment Services will determine that any commercial paper and other short-term corporate obligations in which the Portfolio invests present minimal credit risks. Investment Services will determine that such investments are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; or b) rated in the highest short-term rating by a single rating organizations if it is the only organization that has assigned the obligations a short-term rating; or c) is unrated, but determined to be of comparable quality (also called "First Tier Securities").

         The Money Market Portfolio will seek to maintain a stable net asset value of $1.00 per share by investing in assets which present minimal credit risks as defined above, and by maintaining an average maturity of 90 days or less. Securities are valued on an amortized cost basis. The Money Market Portfolio may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. It stresses preservation of capital, liquidity and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The Portfolio's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.

         THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                          INVESTMENT METHODS AND RISKS

         The Portfolios are subject to the risk of changing economic conditions and fluctuations in the prices of securities owned by the Portfolios.

         In addition, the different types of securities, investments, and investment techniques used by each Portfolio involve risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline in value. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the investment. Certain risks associated with the types of investments in which the Portfolios may invest are discussed below. For more information on investment methods and risks, see "Special Investment Methods and Risks" in the Statement of Additional Information.

Small Capitalization Companies

         The Growth Portfolio may invest in securities of smaller, lesser-known companies. Such investments involve greater risks than the investments of larger, more mature, better known issuers, including an increased possibility of portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger, more mature, better known firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

         The values of small company stocks may fluctuate independently of larger company stock prices. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that to the extent the Portfolio invests in stock of small capitalization companies, the net asset value of the Portfolio's shares may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500. Furthermore, the securities of companies with small stock market capitalizations may trade less frequently and in limited volume.

Convertible Securities

         The Growth Portfolio may invest in convertible securities. The Portfolio currently does not intend to invest more than 5% of its net assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities have general characteristics similar to both fixed-income and equity securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, will react to variations in the general market for equity securities. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there is no assurance of current income as the issuer might default in its obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

High-Yield ("Junk") Bonds


         High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than higher-rated bonds. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payments on time. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuer's unique financial situation, and the bond's coupon than to small changes in the market level of interest rates. During an economic downturn or a period of rising interest rates, highly leveraged companies may experience difficulties in making principal and interest payments, meeting projected business goals, and obtaining additional financing. See Appendix A to the Statement of Additional Information for a description of bond rating categories.

Repurchase Agreements

         The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U. S. securities dealers. A repurchase agreement occurs when a Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time a Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. A Portfolio's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, a Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In evaluating whether to enter into a repurchase agreement, Investment Services will carefully consider the creditworthiness of the seller pursuant to procedures established by the Fund's Board of Directors.

         Each Portfolio will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of the Portfolio's net assets when taking into account the remaining days to maturity of the Portfolio's existing repurchase agreements.

Money Market Securities

         The Money Market Portfolio will invest in money market securities, which are high-quality, short-term obligations issued by the U. S. government, corporations, financial institutions, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.

State Insurance Regulation

         The Portfolios are intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolios, a Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the intention of each Portfolio that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.


                               PORTFOLIO TURNOVER

         The Portfolios will not consider portfolio turnover to be a limiting factor in making investment decisions. Changes will be made in a Portfolio if such changes are considered advisable to better achieve that Portfolio's investment objective. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the portfolio securities, excluding debt securities having a maturity at the date of purchase of one year or less. Investment Services anticipates that the annual turnover rate for the Growth Portfolio will generally not exceed 75%.


         High rates of portfolio turnover involve correspondingly greater expenses which must be borne by a Portfolio and its shareholders, including higher brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment of other securities. High rate of turnover may result in the acceleration of taxable gains and may under certain circumstances make it more difficult for a Portfolio to qualify as a regulated investment company under the Internal Revenue Code. See "Federal Tax Matters" in the Statement of Additional Information.


                                   MANAGEMENT

Directors and Officers

         The Fund's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser and InvestmentSub-Adviser, the custodian, the accounting and administrative services providers and other providers of services to the Portfolios. The officers of the Fund supervise its daily business operations. The Statement of Additional Information contains information as to the identity of, and other information about, the directors and officers of the Fund.

Investment Adviser

         Transamerica Occidental Life Insurance Company ("Transamerica"), 1150 South Olive Street, Los Angeles, California 90015, is the investment adviser of the Portfolios. Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica acted as investment adviser to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

         The Fund has entered into an Investment Advisory Agreement with Transamerica under which the Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.


         For its services to the Portfolios, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio. The fee is deducted daily from the assets of the Portfolio. This fee may be higher than the average advisory fee paid to the investment advisers of other growth portfolios. Transamerica receives an annual advisory fee of 0.35% of the average daily net assets of the Money Market Portfolio. Transamerica may waive some or all of its fee from time to time at its discretion.

         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.


Investment Sub-Adviser


         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Portfolios. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and to the Transamerica Life Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles,
California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Growth Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Transamerica will pay Investment Services a fee at an annual rate of 0.15% of the Money Market Portfolio's average daily net assets. Investment Services will provide recommendations on the management of Portfolio assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments.

         Investment Services is also responsible for the selection of brokers and dealers to execute transactions for the Portfolios. Some of these brokers or dealers may be affiliated persons of Transamerica and Investment Services, although presently none are. Although it is the policy of Investment Services to seek the best price and execution for each transaction, Investment Services may give consideration to brokers and dealers who provide Investment Services with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

         The transactions and performance of the Portfolios are reviewed continuously by the senior officers of Investment Services. The portfolio manager for the Growth Portfolio is Jeffrey
S. Van Harte, C.F.A., Vice
President and Senior Fund Manager at Investment Services. Mr. Van Harte is a member of the San Francisco Society of Financial Analysts and received a B.A. from California State University at Fullerton in 1980. Mr. Van Harte has been managing the portfolio of the Fund's predecessor, Separate Account Fund C, since 1984.

         The portfolio manager for the Money Market Portfolio is Kevin J. Hickam, C.F.A., Assistant Vice
President and Fund Manager at Investment Services. Mr. Hickam is a member of the Los Angeles Society of
Financial Analysts. He received his M.B.A. from Cornell University in 1989 and his B.S. from California State
University at Chico in 1984. Mr. Hickam has managed the Transamerica Premier Short-Intermediate Government Fund and the Transamerica Premier Cash Reserve Fund from 1995 until the present.


                             PERFORMANCE INFORMATION

         From time to time the Fund may disseminate average annual total return and yield figures for the Portfolios in advertisements and communications to shareholders or sales literature.

         Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

         The Fund also may from time to time disseminate year-by-year total return, cumulative total return and yield information for the Portfolios in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in the Portfolio (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.

         In addition, the Fund may from time to time publish performance of a Portfolio relative to certain performance rankings and indices.

         As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization. The performance data for the Growth Portfolio prior to the reorganization does not reflect any sales or insurance charges or any other separate account or contract level charges that were imposed under the annuity contracts issued through Separate Account Fund C.

         Since each Portfolio is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolios' performance data does not reflect separate account or contract level charges.

         The investment results of each Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Growth Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays. The net asset value of the Growth Portfolio's shares will not be calculated on the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday. The net asset value of the Money Market Portfolio is determined only on days that the Federal Reserve is open.

         The net asset value of each Portfolio is determined by dividing the value of the Portfolio's securities, cash, and other assets (including accrued but uncollected interest and dividends), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Portfolio outstanding.

         The value of the Growth Portfolio's securities and assets generally is determined on the basis of their market values. All securities held by the Money Market Portfolio and any short-term debt securities of the Growth Portfolio having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors. For more information, see "Determination of Net Asset Value" in the Statement of Additional Information.


                   OFFERING, PURCHASE AND REDEMPTION OF SHARES

         Pursuant to a participation agreement between the Fund and Transamerica, shares of the Portfolios are sold in a continuous offering and are authorized to be offered to the separate accounts of various insurance companies in order to support variable annuity and life insurance contracts. The separate accounts purchase and redeem shares of the Portfolios at net asset value without sales or redemption charges.

         For each day on which a Portfolio's net asset value is calculated, the separate account will transmit to the Fund any orders to purchase or redeem shares of the Portfolio based on the purchase payments, redemption (surrender) requests, and transfer requests from contract owners, annuitants and beneficiaries that have been processed on that day. Shares of the Portfolio are purchased and redeemed at the Portfolio's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

         In the event that shares of a Portfolio are offered to a separate account supporting variable life insurance or to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Fund currently does not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a Portfolio might be held by such entities. However, in such an event, the Fund's Board of Directors will monitor the Portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


                INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually. The Money Market Portfolio declares its dividends and capital gain distributions on a monthly basis.

         Although the Fund pays dividends on the Money Market Portfolio monthly, dividends are determined daily.


                                      TAXES

         The Fund believes that each Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the Portfolios. In addition, each Portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. See "Federal Tax Matters" in the Statement of Additional Information.
                                OTHER INFORMATION

Reports

         Each year a Contract Owner (or annuitant or beneficiary, as appropriate) will receive the Fund's Annual Report containing audited financial statements and the Fund's Semi-Annual Report containing unaudited financial statements. Proxy materials, if issued, will also be sent. Questions may be directed to the Fund at the telephone number or address listed on the cover page of this Prospectus.

Voting and Other Rights

         Each share outstanding is entitled to one vote on all matters submitted to a vote of shareholders (of the Portfolios or the Fund) and is entitled to a pro-rata share of any distributions made by the Portfolios and, in the event of liquidation, of its net assets remaining after satisfaction of outstanding liabilities. Each share of the Portfolios, when issued, is nonassessable and has no preemptive or conversion rights. The shares have noncumulative voting rights.

         As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and does not intend to do so. The Fund is, however, required to hold shareholder meetings for the following purposes: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives, policies and restrictions of the Portfolio; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the members of the Board of Directors were elected by shareholders. Directors may also be removed by shareholders by a vote of two-thirds of the outstanding votes attributable to shares at a meeting called at the request of holders of 10% or more of such votes. The Fund has the obligation to assist in shareholder communications.

         Transamerica currently owns more than 25% of the outstanding shares of the Growth Portfolio which may result in it being deemed a controlling person of the Growth Portfolio, as that term is defined in the 1940 Act.

Custody of Assets and Administrative Services

         Pursuant to a custody agreement with the Fund, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, will hold all securities and cash assets of the Fund, provide recordkeeping and certain accounting services and serve as the custodian of the Fund's assets. The custodian will be authorized to deposit securities in securities depositories and to use the services of sub-custodians.

Summary of Bond Ratings

         Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

         Investment Grade                    Moody's   Standard & Poor's
         Highest quality                     Aaa                    AAA
         High quality                        Aa                     AA
         Upper medium                        A                      A
         Medium, speculative features        Baa                    BBB

         Lower Quality
         Moderately speculative              Ba                     BB
         Speculative                         B                      B
         Very speculative                    Caa                    CCC
         Very high risk                      Ca                     CC
         Highest risk, may not be
             paying interest                          C     ...      C
         In arrears or default               D                      D

         For more information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

                              FOR MORE INFORMATION

The Statement of Additional Information (SAI) contains more detailed information on the Portfolios. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus (is legally part of this prospectus).

To request a free copy of the SAI, please write or call the Fund at:

Transamerica Annuity Service Center
401 North Tryon Street, Suite 700
Charlotte, North Carolina 28201
(800) 258-4260, ext. 5560.

The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS

                                                                         Page

INTRODUCTION...........................................................
ADDITIONAL INVESTMENT POLICY INFORMATION...............................
SPECIAL INVESTMENT METHODS AND RISKS...................................
         ..............................................................
         Restricted and Illiquid Securities............................
         Borrowing.....................................................
         Other Investment Companies....................................
         Options on Securities and Securities Indices..................
         Warrants and Rights...........................................
         Repurchase Agreements.........................................
         High-Yield ("Junk") Bond......................................
         Foreign Securities............................................
DESCRIPTION OF FIXED-INCOME INSTRUMENTS................................
         U. S. Government Obligations..................................
         Certificates of Deposit.......................................
         Time Deposits.................................................
         Bankers' Acceptance...........................................
         Commercial Paper..............................................
         Variable Rate, Floating Rate, or Variable Amount Securities...
         Corporate Debt Securities.....................................
         Asset-Backed Securities.......................................
         Participating Interests in Loans..............................
         International Organization Obligations........................
         Custody Receipts..............................................
         Pass-Through Securities.......................................
INVESTMENT RESTRICTIONS................................................
         Fundamental Policies and Restrictions.........................
         Non-Fundamental Restrictions..................................
         Interpretive Rules............................................
INVESTMENT ADVISER.....................................................
         Investment Advisory Agreement.................................
         Investment Sub-Advisory Agreement.............................
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE...............
DETERMINATION OF NET ASSET VALUE.......................................
PERFORMANCE INFORMATION................................................
         Growth Portfolio Performance..................................
         Money Market Portfolio Performance............................
         Published Performance.........................................
FEDERAL TAX MATTERS....................................................
SHARES OF STOCK........................................................
CUSTODY OF ASSETS......................................................
DIRECTORS AND OFFICERS.................................................
         Compensation..................................................
LEGAL PROCEEDINGS......................................................
OTHER INFORMATION......................................................
         Legal Counsel.................................................
         Other Information.............................................
         Independent Public Accountants................................
         Financial Statements..........................................
         APPENDIX A....................................................

                                GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.


              The Statement of Additional Information dated May 1, 1997 for the above-referenced Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., as filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for the Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (May 1, 1997) is incorporated by reference herein.

                   -------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                   -------------------------------------------

                                GROWTH PORTFOLIO
                                       and
                             MONEY MARKET PORTFOLIO

                                     of the

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                October 31, 1997



         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth and Money Market Portfolios of the Transamerica Variable Insurance Fund, Inc. (the "Fund"). Please read this Statement in conjunction with the Prospectus for the Fund. To obtain a free copy of the Prospectus with the same date as this Statement of Additional Information, write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or call (800) 258-4260, ext. 5560.

                                TABLE OF CONTENTS

                                                                           ge

INTRODUCTION...............................................................
ADDITIONAL INVESTMENT POLICY INFORMATION...................................
SPECIAL INVESTMENT METHODS AND RISKS.......................................
         ..................................................................
         Restricted and Illiquid Securities................................
         Borrowing.........................................................
         Other Investment Companies........................................
         Options on Securities and Securities Indices......................
         Warrants and Rights...............................................
         Repurchase Agreements.............................................
         High-Yield ("Junk") Bond..........................................
         Foreign Securities................................................
DESCRIPTION OF FIXED-INCOME INSTRUMENTS....................................
         U. S. Government Obligations......................................
         Certificates of Deposit...........................................
         Time Deposits.....................................................
         Bankers' Acceptance...............................................
         Commercial Paper..................................................
         Variable Rate, Floating Rate, or Variable Amount Securities.......
         Corporate Debt Securities.........................................
         Asset-Backed Securities...........................................
         Participating Interests in Loans..................................
         International Organization Obligations............................
         Custody Receipts..................................................
         Pass-Through Securities...........................................
INVESTMENT RESTRICTIONS....................................................
         Fundamental Policies and Restrictions.............................
         Non-Fundamental Restrictions......................................
         Interpretive Rules................................................
INVESTMENT ADVISER.........................................................
         Investment Advisory Agreement.....................................
         Investment Sub-Advisory Agreement.................................
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE...................
DETERMINATION OF NET ASSET VALUE...........................................
PERFORMANCE INFORMATION....................................................
         Growth Portfolio Performance......................................
         Money Market Portfolio Performance................................
         Published Performance.............................................
FEDERAL TAX MATTERS........................................................

SHARES OF STOCK............................................................
CUSTODY OF ASSETS..........................................................
DIRECTORS AND OFFICERS.....................................................
         Compensation......................................................
LEGAL PROCEEDINGS..........................................................
OTHER INFORMATION..........................................................
         Legal Counsel.....................................................
         Other Information.................................................
         Independent Public Accountants....................................
         Financial Statements..............................................
APPENDIX A.................................................................

                                  INTRODUCTION

         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         As of October 31, 1997, 100% of the outstanding shares of the Growth Portfolio are owned by Transamerica on behalf of Separate Account C.

         The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio. By investing in a Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolios.

         The Fund currently offers shares of the Growth Portfolio to Separate Account C of Transamerica Occidental Life Insurance Company ("Separate Account C") as the underlying funding vehicle for the variable annuity contracts (the "Contracts") supported by Separate Account C. The Fund does not offer its stock directly to the general public. Separate Account C, like the Fund, is registered as an investment company with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies the prospectus for the Portfolio, describes that separate account and the Contracts it supports. The prospectus for Separate Account C and the Contracts also has a Statement of Additional Information.

         The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans.

         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.


                    ADDITIONAL INVESTMENT POLICY INFORMATION


         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Growth Portfolio invests the majority of its assets in common stocks, the Growth Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

         The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal. The Money Market Portfolio invests primarily in high quality U. S.
dollar-denominated money market instruments with remaining maturities of 13 months or less, including: (i) obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities;
(ii) obligations of U. S. and foreign banks, or their foreign branches, and U.
S. savings banks; (ii) short-term
corporate obligations, including commercial paper, notes and bonds; (iv) other short-term debt obligations with remaining maturities of 397 days or less; and (v) repurchase agreements involving any of the securities mentioned above. The Money Market Portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.


                      SPECIAL INVESTMENT METHODS AND RISKS

Restricted and Illiquid Securities

         Each Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% and the Money Market Portfolio no more than 10% of its respective net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

         The Portfolios may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of a Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term (i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. A Portfolio will not borrow for leveraging purposes. Each Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of a Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage. Borrowing involves interest costs.

Other Investment Companies

         Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies (except that the Money Market Portfolio will only invest in other money market funds). Each Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. Each Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, a Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a call option.

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. Such Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of a put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio may purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Growth Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Growth Portfolio may purchase both options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in
U. S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreements have the characteristics of loans issued by a Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, other short-term obligations with remaining maturities of 397 days or less, obligations issued or guaranteed by the United States government and foreign governments and their agencies or instrumentalities, and obligations of United States and foreign banks, or their foreign branches, and United States savings banks, in which the Portfolios may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The Growth Portfolio may invest in high-yield bonds. The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Growth Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Portfolios may invest in the securities of foreign issuers through the purchase of American
Depository Receipts ("ADRs").  ADR's are dollar-denominated securities that are issued by domestic banks or
securities firms and are traded on the U. S. securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U. S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


                     DESCRIPTION OF FIXED-INCOME INSTRUMENTS

U. S. Government Obligations

         The Portfolios may invest in securities issued or guaranteed as to principal and interest by the United States Government that include a variety of Treasury securities, differing in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association,
Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U. S. Postal Service. Some of these securities are supported by the full faith and credit of the U. S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit

         Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations and savings banks against funds deposited in the issuing institution.

Time Deposits

         Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance

         A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper

         Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities

         Variable  rate,  floating  rate,  or  variable  amount  securities  are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities

         Debt issued by a corporation that pays interest and principal to the holders at specified times.




Asset-Backed Securities

         Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans

         A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations

         International organization obligations include obligations of those organizations designated or supported by U. S. or foreign government agencies to promote economic reconstruction and development or international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts

         A Portfolio may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U. S. Government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U. S. Government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U. S. Government securities.

Pass-Through Securities

         The Portfolios may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Portfolio, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

                             INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolios. It is fundamental that each Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of each Portfolio is also a fundamental policy. See "Investment Objective and Policies" in the Portfolios' Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of each Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of such Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or
(b) more than 50% of the votes attributable to shares of such Portfolio.

         The fundamental policies and restrictions of the Portfolios are:

         1. 5% Fund Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of such Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"). All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Fund may invest more than 5%, but no more than 25%, of total assets in the securities of one issuer for a period not to exceed three business days.

         2. 10% Issuer Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. This limitation is not applicable to a Portfolio's investment in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio will not invest in voting securities.

         3. 25% Industry Rule. Each Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to investments in Government Securities. For the Money Market Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

         4. Borrowing. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5. Lending. Each Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (Each Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6. Underwriting. Each Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate. The Growth Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities. The Portfolios may not purchase or sell commodities or commodities contracts.

         9. Senior Securities. The Portfolios may not issue senior securities.

         All other investment policies and restrictions of the Portfolios are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolios' non-fundamental restrictions are:

         1. Restricted and Illiquid Securities. Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Growth Portfolio's total assets (10% for the Money Market Portfolio).

         2. Securities of Other Investment Companies. The Portfolios do not currently intend to make investments in the securities of other investment companies. Each Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3. Short Sales. The Growth Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time. The Money Market Portfolio may not make short sales of securities or maintain a short position.

         4. Margin Purchases. Each Portfolio may not purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by a Portfolio.

         5. Invest for Control. No Portfolio may invest in companies for the purpose of exercising management or control in that company.

         6. Put and Call Options. No Portfolio may write put and call options.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio. In addition, with regard to exceptions recited in a restriction, a Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.


                               INVESTMENT ADVISER

         Transamerica Occidental Life Insurance Company ("Transamerica") is the investment adviser of the Fund and its Portfolios. It will oversee the management of the assets of the Portfolios by Investment Services. In turn, Investment Services is responsible for the day-to-day management of the Portfolios.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolios' investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio and 0.xx% of the average daily net assets of the Money Market Portfolio. The fee is deducted daily from the assets of each Portfolio and paid to Transamerica periodically. Transamerica pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940
Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.

         As explained in the prospectus, the Growth Portfolio of the Fund began operations on November 1, 1996, as the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, and Transamerica was the investment adviser to the separate account. The advisory fee paid by the separate account was .30% of its average daily net assets. The dollar amounts paid by the separate account to Transamerica in 1994 and 1995 were $49,280 and $67,198, respectively. The total dollar amount paid to Transamerica in 1996, including amounts paid by the separate account through October 31 and amounts paid by the Growth Portfolio after October 31, 1996, was $66,831.

         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.

         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of either Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio separately, exceed .10% of the Growth Portfolio's and
 .25% of the Money Market Portfolio's estimated average daily net assets on an annualized basis.

         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors") for the Growth Portfolio on July 24, 1996 and for the Money Market Portfolio on July 31, 1997. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Investment Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services will provide recommendations on the management of each Portfolio's assets, provide investment research reports and information, supervise and manage the investments of each Portfolio, and direct the purchase and sale of portfolio investments. Investment decisions regarding the composition of each Portfolio and the nature and timing of changes in each Portfolio are subject to the control of the Board of Directors of the Fund.

         Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Growth Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. And Transamerica has agreed to pay Investment Services a monthly fee at the annual of 15% of the average daily net assets of the Money Market Portfolio.


         The investment sub-advisory agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), for the Growth Portfolio on July 24, 1996, and for the Money Market Portfolio on October 31, 1997. The investment sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment sub-advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of such Portfolio (a) without penalty and (b) on 30 days' written notice to Investment Services.



            PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.

         In placing orders for portfolio securities of a Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, each Growth Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Growth Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for each Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Growth Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Growth Portfolio. For the three most recent fiscal years, the aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Growth Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Growth Portfolio's predecessor) were $10,420 for 1994, $7,253 for 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Growth Portfolio after the reorganization, during November and December 1996, was $5,550; so that the total paid during 1996 was $24,665 The brokerage commissions for 1996 were higher than the previous two years because at the end of 1996 the Growth Portfolio acquired shares available through an initial public offering for which brokerage commissions are usually higher than standard commissions.

         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of a Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

         Changes will be made in the assets of the Growth Portfolio if such changes are considered advisable to better achieve the Growth Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Growth Portfolio's predecessor) for 1995 was 30.84%, the portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Growth Portfolio's experience for November and December 1996 was 34.58%.


                        DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange.

         In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Assets of the Growth Portfolio are valued as follows:

         (a)      equity securities and other similar investments ("Equities")
                    listed on any U. S. stock market
                  or the National Association of Securities Dealers Automated
                    Quotation System ("NASDAQ") are
                  valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale
                  occurs, Equities traded on a U. S. exchange or NASDAQ are
                    valued at the mean between the
                  closing bid and closing asked prices;
         (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
         (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors;
         (d) options and futures contracts are valued at the last sale price on the market where any such option contracts is principally traded;
         (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies;
         (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and
         (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U. S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

         All of the assets of the Money Market Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board of Directors has determined the use of the amortized cost method to be in the best interests of the Money Market Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it were to sell the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the Portfolio; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determination from available market quotations. Even if these steps were taken, the Money Market Portfolio's net asset value might still decline.


                             PERFORMANCE INFORMATION

Growth Portfolio Performance

         The Fund may from time to time quote or otherwise use average annual total return information for the Growth Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Growth Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.

      In computing its standardized total returns for periods prior to the reorganization, the Fund assumes that the charges currently imposed by the Growth Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Growth Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Growth Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Growth Portfolio also includes performance data for the variable annuity contracts.

      From time to time, the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.


Money Market Portfolio Performance


      Current yield for the Money Market Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of a hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

      Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                                        365/7
      Effective yield = [(1 + (Base Period Return)     ] - 1

Published Performance

      From time to time the Fund may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

      In addition, the Fund may from time to time advertise the Portfolios' performance relative to certain indices and benchmark investments, including:
      o the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
      o     the  CDA  Mutual   Portfolio  Report  published  by  CDA  Investment
            Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
      o the Consumer Price Index published by the U. S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
      o     Stocks,  Bonds, Bills and Inflation published by Ibbotson Associates
            (which   provides   historical   performance   figures  for  stocks,
            government securities and inflation);
      o the Hambrecht & Quist Growth Stock Index; o the NASDAQ OTC Composite Prime Return; o the Russell Midcap Index; o the Russell 2000 Index - Total Return; o the ValueLine Composite-Price Return; o the Wilshire 5000 Index;
      o the Salomon Brothers' World Bond Index (which measures the total return in U. S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum
            maturity of five years);
      o the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U. S. Government agencies, mortgage and Yankee bonds);
      o the S&P Bond indices (which measure yield and price of corporate, municipal and U. S. Government bonds);
      o      the J.P. Morgan Global Government Bond Index;
      o Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U. S. Government money market funds);
      o other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements;
      o historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
      o      the FT-Actuaries Europe and Pacific Index;
      o mutual fund performance indices published by Variable Annuity Research & Data Service; o S&P 500 Index; and o mutual fund performance indices published by Morningstar, Inc.

      The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of each Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolios' performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolios' investments and discussions of the Portfolios' current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of a Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolios' holdings available to investors upon request.


                               FEDERAL TAX MATTERS

      Each Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, each Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. Each Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, each Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. Each Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of each Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of each Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U. S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of each Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolios will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because each Portfolio intends to make sufficient distributions to avoid such excise tax. If a Portfolio failed to qualify as a regulated investment company, owners of variable annuity contracts or variable life policies ("Contracts") based on such Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if a Portfolio failed to qualify as a regulated investment company, or if a Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on that Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that each Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return of each Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.


                                 SHARES OF STOCK

      Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions declared for that Portfolio's stock and, upon liquidation or dissolution, in that Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of each Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.


                                CUSTODY OF ASSETS

      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street") holds the cash and portfolio securities of the Portfolios of the Fund as custodian.

      State Street is responsible for holding all securities and cash of the Portfolios, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.


                             DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.



                               Positions and Offices
Name, Age and Address**        with the Fund                     Principal Occupation During the Past Five Years
-----------------------        -------------                     -----------------------------------------------
Donald E. Cantlay (75)         Board of Directors             Director, Managing General Partner of Cee 'n' Tee
                                                              Company; Director of California Trucking
                                                              Association and Western Highway Institute; Director
                                                              of FPA Capital Fund and FPA New Income Fund.

Richard N. Latzer (60)*        Board of Directors             President, Chief Executive Officer and Director of
                                                              Transamerica Investment Services, Inc.;  Senior
                                                              Vice President and Chief Investment Officer of
                                                              Transamerica Corporation.  Director and Chief
                                                              Investment Officer of Transamerica Occidental Life
                                                              Insurance Company.

DeWayne W. Moore (83)          Board of Directors             Retired Senior Vice President, Chief Financial
                                                              Officer and Director of Guy F. Atkinson Company of
                                                              California; Director of FPA Capital Fund and FPA
                                                              New Income Fund.

Gary U. Rolle (56)*            Chairman, Board of             Director, Executive Vice President and Chief
                               Directors                      Investment Officer of  Transamerica Investment
                                                              Services, Inc.; Director and Chief Investment
Officer of
                                                              Transamerica Occidental Life Insurance Company;
                                                              Director, Transamerica Investors, Inc..

Peter J. Sodini (56)           Board of Directors             Associate, Freeman Spogli & Co. (a private
                                                              investor); President, Chief Executive Officer and
                                                              Director, The Pantry, Inc. (a supermarket).
                                                              Director Pamida Holdings Corp. (a retail
                                                              merchandiser) and Buttrey Food and Drug Co. (a
                                                              supermarket).

Barbara A. Kelley (44)         President                      President, Chief Operating Officer and Director of
                                                              Transamerica Financial Resources, Inc. and
                                                              President and Director of Transamerica Securities
                                                              Sales Corporation, Transamerica Advisors, Inc.,
                                                              Transamerica Product, Inc., Transamerica Product,
                                                              Inc. I, Transamerica Product, Inc. II, Transamerica
                                                              Product, Inc. IV, and Transamerica Leasing
                                                              Ventures,  Inc.

Matt Coben (36)***             Vice President                 Vice President, Broker/Dealer Channel of the
                                                              Institutional Marketing Services Division of
                                                              Transamerica Life Insurance and Annuity Company
                                                              and  prior to 1994, Vice President and National
                                                              Sales Manager of the Dreyfus Service Organization .

Sally S. Yamada (46)           Treasurer and                  Vice President and Treasurer of Transamerica
                               Assistant Secretary            Occidental Life Insurance Company and Treasurer of
                                                              Transamerica Life Insurance and Annuity Company.

Regina M. Fink (41)            Secretary                      Counsel for Transamerica Occidental Life Insurance
                                                              Company and prior to 1994 Counsel and Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (62)           Assistant Secretary            Partner in the law firm of Lanning , Adams &
                                                              Peterson.

*        These members of the Board are  interested persons as defined by
Section 2(a)(19) of the 1940 Act.
**        Except as otherwise noted, the mailing address of each Board member and  officer is 1150 South Olive,
         Los Angeles, California 90015.
***      The mailing address of this officer is 401 North Tryon Street Suite
700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

         Each of the officers and members of the Board of the Fund holds the same position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.

Compensation

         The following table shows the compensation expected to be paid by the Fund and the Fund Complex during the current fiscal year ending December 31, 1997, to all Directors of the Fund.

                                                          Total Pension or           Compensation
                                    Aggregate           Retirement Benefits        From Registrant
                                  Compensation        Accrued As Part of Fund      and Fund Complex
       Name of Person              From Fund1/               Expenses2/          Paid to Directors3/
     Donald E. Cantlay                $1000                     -0-                     $6,000
     Richard N. Latzer               -$1000                     -0-                      -0-
      DeWayne W. Moore               -$1000                     -0-                     $6,250
       Gary U. Rolle                 -$1000                     -0-                      -0-
      Peter J. Sodini                -$1000                     -0-                     $4,750

---------------------

1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.

2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

3/ During fiscal year 1996, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."

                                LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.



                                OTHER INFORMATION

Legal Counsel

         Sutherland, Asbill & Brennan, L.L.P., 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Public Accountants

         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, will act as the Fund's independent certified public accountants.

Financial Statements

         Audited financial statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. dated December 31, 1996, as filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for Transamerica Variable Insurance Fund, Inc., File No. 33-99016 (May 1, 1997)
 is incorporated by reference
herein.

         No financial statements are provided for the Money Market Portfolio because as of the date of this Statement of Additional Information, the Money Market Portfolio has not yet commenced operations, has no assets or liabilities, has incurred no expenses and has received no income.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS
A.  Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.
         2.       The  issue  or  issuer  belongs  to a group of  securities  or companies that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.


B.       Standard & Poor's Corporation's

         AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on Investment Services' judgment, analysis and experience in the evaluation of such bonds.

PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a)               Financial Statements

                                    All  required   financial   statements   are
                           included in Parts A or B of this Registration Statement.

         (b)               Exhibits

         (1) Articles of Incorporation of Transamerica Variable Insurance Fund, Inc. 1/

         (2)               Bylaws of Transamerica Variable Insurance Fund,
 Inc. 1/
      -

         (3)               Not Applicable.

         (4)               Not Applicable.

         (5)      (a)      Form of Investment Advisory Agreement between
 Transamerica Variable Insurance Fund, Inc. and Transamerica Occidental Life Insurance Company. 2/

                  (b) Form of Investment Sub-Advisory Agreement between Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc. 3/


         (6)               Form of Participation Agreement between
 Transamerica Variable Insurance Fund, Inc. and Transamerica Life Insurance and Annuity Company. 9/


         (7)               Not Applicable.

         (8) Form of Custodial Contract between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company. 5/

         (9) Form of Adminstrative Services Agreement between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company6/

 (10)              Opinion and Consent of Counsel.

 (11)              (a)     Consent of Sutherland, Asbill & Brennan, L.L.P.  6/
                                                                            -

                     (b)      Consent of Ernst & Young LLP.  6/

                   (12)       No financial statements are omitted from Item 23.

 (13)              Form of Agreement and Plan of Reorganization. 1/
                                                                 -

 (14)              Not Applicable.

                   (15)             Not Applicable.
                   (16)             Performance Data Calculations. 6/

          (17)             Not Applicable.

                   (18)             Not Applicable.

 (19)              Powers of Attorney.



1/       Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration
         Statement on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/ Incorporated by reference to Exhibit D to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/ Incorporated by reference to Exhibit E to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/       Incorporated by reference to the like-numbered exhibit to Pre-Effective
 Amendment No. 1 to this
         Registration Statement on Form N-1A, File No. 33-99016
(Sept. 12, 1996).

5/       Incorporated by reference to the like-numbered exhibit to Post-
Effective Amendment No. 1 to this
         Registration Statement on Form N-1A, File No. 33-99016 (November 4,
1996).
6/       Incorporated by reference to the like-numbered exhibit to Post-
Effective Amendment No. 2 to this
         Registration Statement on Form N-1A, File No. 33-99016 (May 1, 1997).
7/       .   Incorporated   by  reference  to  the  like  numbered   exhibit  to
         Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A, File No. 33-99016 (June 11, 1997).

8/       Incorporated   by   reference   to  the  like   numbered   exhibit   to
         Post-Effective Amendment No. 4 to this Registration Statement on Form N-1A, File No. 33-99016 (August 25, 1997).
9/       Filed herewith.




Item 25. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, Transamerica Variable Insurance Fund, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                  TRANSAMERICA CORPORATION AND SUBSIDIARIES
                  WITH STATE OR COUNTRY OF INCORPORATION

Transamerica Corporation

  ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware
      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland
             Transamerica Insurance Finance Corporation, California - California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California
                     Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware
                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware
                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy
                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil
                     Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa
                   Transamerica Tank Container Leasing Pty. Limited - Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario
                    Transamerica Commercial Finance Corporation, Canada - Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom
                        Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware
                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany
            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware
               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica  Financial  Services  Limited,  United  Kingdom -
               United   Kingdom   Transamerica   Credit   Corporation  -  Nevada
               Transamerica   Credit   Corporation   (Washington)  -  Washington
               Transamerica Financial Consumer Discount Company (Pennsylvania) - Pennsylvania Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware
      Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas
            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - Massachusetts
         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica  Occidental Life Insurance  Company - California  Bulkrich
            Trading Limited - Hong Kong First Transamerica Life Insurance Company - New York NEF Investment Company - California Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada
            Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California
            Transamerica Products II, Inc. - California
            Transamerica Products IV, Inc. - California
            Transamerica Products I, Inc. - California
         Transamerica Securities Sales Corporation - Maryland
         Transamerica Service Company - Delaware
      Transamerica International Holdings, Inc. - Delaware
      Transamerica Investment Services, Inc. - Delaware
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- Maryland
      Transamerica LP Holdings Corp. - Delaware
      Transamerica Properties, Inc. - Delaware
         Transamerica Retirement Management Corporation - Delaware
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - Delaware
         Bankers Mortgage Company of California - California
         Pyramid Investment Corporation - Delaware
         The Gilwell Company - California
         Transamerica Affordable Housing, Inc. - California
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Ventana Inn, Inc. - California
      Transamerica Telecommunications Corporation - Delaware


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner




Item 26. Numbers of Holders of Securities (as of September 30, 1997):


         Title of Class             Number of Record Holders

         Growth                     One
         Money Market               None


Item 27.  Indemnification

         The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in
Article VIII as follows:

                                  ARTICLE VIII
                                 Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A  determination  pursuant  to  subparagraph  (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

                  Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                                       * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Fund for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period __ from the effectiveness of this registration statement to 2/1/98. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:


Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica
 Investment Services, Inc. (the
"Sub-Adviser") are registered investment advisers. Transamerica is a wholly-owned subsidiary of Transamerica
Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation.  The
Sub-Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information as to the officers and directors of the Sub-Adviser is included in its Form ADV filed in 1997 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.

The names of the Directors and Executive Officers of Transamerica, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                    Other business and business
                                                                                 address, profession, vocation or
                                                                                employment of a substantial nature
                                                                                          engaged in for
                                                        Position and              his own account during last two
Name and Principal            Position and Offices      Offices with           fiscal years or as director, officer,
 Business Address               with Transamerica       Old Account C              employee, partner or trustee
Robert Abeles                  Director, Executive Vice   None                        None
                               President & Chief
                               Financial Officer


Thomas J. Cusack               Director, Chariman,
                               President and              None                        Executive Vice President of
                               Chief Executive Officer                                Transamerica Corporation


James W. Dederer               Director, Executive        None                        None
                               Vice President, General
                               Counsel and Corporate
                               Secretary


Richard H. Finn*               Director                   None                        Executive Vice President of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Finance Group,
                                                                                      Inc.

David E. Gooding               Director, Executive        None                        None
                               Vice President and
                               Chief Information Officer

Edgar H. Grubb*                Director                   None                        Executive Vice President,
                                                                                      and Chief Financial Officer
                                                                                      of Transamerica Corporation

Frank C. Herringer*            Director                   None                        Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Corporation

Daniel E. Jund                 Director                   None                        President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Assurance
                                                                                      Company

Richard N. Latzer*             Director                   Director                    Senior Vice
                                                                                      President
                                                                                      and
                                                                                      Chief
                                                                                      Invesment
                                                                                      Officer
                                                                                      of
                                                                                      Transamerica
                                                                                      Corporation;
                                                                                      Director,
                                                                                      President
                                                                                      and
                                                                                      Chief
                                                                                      Executive
                                                                                      Officer
                                                                                      of
                                                                                      Transamerica
                                                                                      Investment
                                                                                      Services,
                                                                                      Inc.

Karen O. MacDonald             Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer         Board of                    and Chief Investment
                                                          Managers                    Officer of Transamerica
                                                                                      Investment Services, Inc.


T. Desmond Sugrue              Director and Executive     None                        None
                               Vice President

Nooruddin S. Veerjee           Director and President,    None                        President of
                               Group Pension Division                                 Transamerica Life Insurance
                                                                                      and
                                                                                      Annuity Company

Robert A. Watson*              Director                   None                        Executive Vice President of
                                                                                      Transamerica Corporation
--------------------

 *        600 Montgomery Street, San Francisco, California 94111
**        401 North Tryon Street, Suite 700, Charlotte, North Carolina  28202





          List of Officers for Transamerica Occidental Life Insurance Company



         Thomas J. Cusack                            Chairman, President and Chief Executive Officer
         Robert Abeles                               Executive Vice President and Chief Financial Officer
         James W. Dederer, CLU                       Executive Vice President, General Counsel and

                                                              Corporate Secretary

         David E. Gooding                            Executive Vice President and Chief Information Officer
         Bruce Clark                                 Senior Vice President and Chief Actuary
         Daniel E. Jund, FLMI                        Senior Vice President
         Karen MacDonald                             Senior Vice President and Corporate Actuary
         William N. Scott, CLU, FLMI                 Senior Vice President
         T. Desmond Sugrue                           Executive Vice President
         Ron F. Wagley                               Senior Vice President and Chief Agency Officer
         Nooruddin S. Veerjee, FSA                   President - Group Pension Division
         Darrel K.S. Yuen                            President-Asian Operations
         Richard N. Latzer                           Chief Investment Officer
         Gary U. Rolle', CFA                         Chief Investment Officer
         Stephen J. Ahearn                           Investment Officer
         Glen E. Bickerstaff                         Investment Officer
         John M. Casparian                           Investment Officer
         Heather E. Creeden                          Investment Officer
         Colin Funai                                 Investment Officer
         William L. Griffin                          Investment Officer
         Sharon K. Kilmer                            Investment Officer
         Matthew W. Kuhns                            Investment Officer
         Lyman Lokken                                Investment Officer
         Michael F. Luongo                           Investment Officer
         Thomas D. Lyon                              Investment Officer
         Thomas C. Pokorski                          Investment Officer
         Susan A. Silbert                         Investment Officer



         Philip W. Treick                            Investment Officer
         Jeffrey S. Van Harte                        Investment Officer
         Paul Wintermute                             Investment Officer
         William D. Adams                            Vice President
         Sandra Bailey-Whichard                      Vice President
         Nicki Bair                                  Senior Vice President
         Dennis Barry                                Vice President
         Laurie Bayless                              Vice President
         Marsha Blackman                             Vice President
         Nancy Blozis                                Vice President and Controller
         Thomas Briggle                              Vice President
         Thomas Brimacombe                           Vice President
         Roy Chong-Kit                               Senior Vice President and Actuary
         Alan T. Cunningham                          Vice President and Deputy General Counsel
         Aldo Davanzo                                Vice President and Assistant Secretary
         Daniel Demattos                             Vice President
         Peter DeWolf                                Vice President
         Mary J. Dinkel, CLU                         Vice President
         Randy Dobo                                  Vice President and Actuary
         Thomas P. Dolan, FLMI                       Vice President
         John V. Dohmen                              Vice President
         Gail DuBois                                 Vice President and Actuary
         Harry Dunn, FSA                             Vice President and Chief Reinsurance Actuary
         Ken Ellis                                   Vice President
         George Garcia                               Vice President and Chief Medicare Officer
         David M. Goldstein                          Vice President and Deputy General Counsel
         John D. Haack                               Vice President
         Jay Han                                     Vice President
         Paul Hankwitz, MD                           Vice President and Chief Medical Director
         Kevin Hobbs                                 Vice President
         Randall C. Hoiby                            Vice President and Associate General Counsel
         John W. Holowasko                           Vice President
         Phoebe Huang                                Vice President
         William M. Hurst                            Vice President and Associate General Counsel
         James M. Jackson                            Vice President and Deputy General Counsel
         Allan H. Johnson, FSA                       Vice President and Actuary
         Ken Kilbane                                 Vice President
         Frank J. LaRusso                            Vice President and Chief Underwriting Officer
         Richard K. M. Lau, ASA                      Vice President
         Maureen McCarthy                            Vice President
         Philip E. McHale, FLMI                      Vice President
         Mark Madden                                 Vice President
         Vic Modugno                                 Vice President and Associate Actuary
         Mischelle Mullin                            Vice President
         Jess Nadelman                               Vice President
         Wayne Nakano, CPA                           Vice President and Controller
         Paul Norris                                 Vice President and Actuary
         Michael Palace, ASA                         Vice President and Actuary
         Jerry Paul                                  Vice President
         Stephen W. Pinkham                          Vice President
         Kristy M. Pipes                             Vice President
         Bruce Powell                                Vice President
         Larry H. Roy                                Vice President
         Gary L. Seagraves                           Vice President
         Joel D. Seigle                              Vice President
         James O. Strand                             Vice President
         Alice Su                                    Vice President
         Lee Tang                                    Vice President and Assistant Secretary
         Claude W. Thau, FSA                         Senior Vice President
         Kim A. Tursky                               Vice President and Assistant Secretary
         William R. Wellnitz, FSA                    Senior Vice President and Actuary
         Virginia M. Wilson                          Vice President and Controller
         Thomas Winters                              Vice President
         Ronald R. Wolfe                             Regional Vice President
         Sally Yamada                                Vice President and Treasurer
         Olisa Abaelu                                Second Vice President
         Flora Bahaudin                              Second Vice President
         David Barcellos                             Vice President
         Michael C. Barnhart                         Regional Vice President
         Dan Bass, ASA                               Second Vice President
         Frank Beardsley                             Vice President
         Esther Blount                               Second Vice President
         Benjamin Bock                               Vice President
         Ken Bromberg                                Second Vice President
         Art Bueno                                   Second Vice President
         Barry Buner                                 Second Vice President
         Beverly Cherry                              Second Vice President
         Wonjoon Cho                                 Second Vice President
         Lance Cockings, CPA                         Second Vice President
         Art Cohen                                   Second Vice President
         Rose Corlew                                 Second Vice President
         Dave Costanza                               Second Vice President
         Gloria Durosko                              Second Vice President
         Reid A. Evers                               Vice President and Associate General Counsel
         David Fairhall                              Second Vice President and Associate Actuary
         Selma Fox                                   Second Vice President
         Jerry Gable, FSA                            Second Vice President
         Roger Hagopian                              Second Vice President
         Sharon Haley                                Second Vice President
         Brian Hoyt                                  Second Vice President
         Zahid Hussain                               Vice President and Associate Actuary
         Ahmad Kamil, FIA, MAAA                      Vice President and Associate Actuary
         Ronald G. Keller                            Second Vice President
         Ken Kiefer                                  Second Vice President
         Joan Klubnik                                Second Vice President
         Roger Korte                                 Second Vice President
         Lynette Lawson                              Second Vice President
         Dean LeCesne                                Second Vice President
         Marilyn McCullough                          Vice President and Chief Reinsurance Underwriter
         Richard MacKenzie                           Second Vice President
         Carl Marcero                                Vice President and Chief Reinsurance Underwriter
         Lisa Markus, ASA                            Second Vice President
         Alfredo Marquetti                           Second Vice President
         Claudia Maytum                              Second Vice President
         John Oliver                                 Second Vice President
         Susan O'Brien                               Second Vice President
         Stephanie Quincey                           Second Vice President
         James R. Robinson                           Second Vice President
         John J. Romer                               Vice President
         Thomas M. Ronce                             Second Vice President and Assistant General Counsel
         Laura Scully                                Second Vice President
         Jack Shalley, M.D.                          Second Vice President and Medical Director
         Mary Spence                                 Second Vice President
         Jean Stefaniak                              Second Vice President
         Michael S. Stein                            Second Vice President
         Christina Stiver                            Vice President
         David Stone                                 Second Vice President
         Suzette Stover-Hoyt                         Second Vice President
         John Tillotson                              Second Vice President
         Janet Unruh                                 Second Vice President and Assistant General Counsel
         Colleen Vandermark                          Vice President
         Susan Viator                                Second Vice President
         James B. Watson                             Second Vice President and Assistant General Counsel
         Joanne E. Whitaker                          Second Vice President
         Sheila Wickens, MD                          Second Vice President and Medical Director
         Michael B. Wolfe                            Vice President
         Kamran Haghighi                             Tax Officer
         James Wolfenden                             Statement Officer



Item 29.  Principal Underwriter

         Not applicable. There is no principal underwriter, the Fund is self-distributing.

Item 30. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

        Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 31. Management Services

        All management contracts are discussed in Parts A or B.


Items 32. Undertakings

  (a)   Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the shareholders of at least 10% of the Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 31st day of October, 1997.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                     By:    __________________________*
                                            Barbara A. Kelley
                                            President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                           Titles                               Date



______________________*              President                             October 31, 1997
Barbara A. Kelley

______________________*              Treasurer                             October 31. 1997
Sally S. Yamada

______________________*              Director                              October 31, 1997
Donald E. Cantlay

______________________*              Director                             October 31, 1997
Richard N. Latzer

______________________*              Director                             October 31, 1997
DeWayne W. Moore

______________________*              Director                              October 31, 1997
Gary U. Rolle'

______________________*              Director                              October 31, 1997
Peter J. Sodini

                         On October 31, 1997 as Attorney-in-Fact pursuant to

                         powers of
*By:  Regina M. Fink     attorney filed with the initial registration statement.

Exhibits

Exhibit (6)         Form of Participation Agreement
Exhibit (11)(b)     Consent of Independent Auditors

Exhibit (6)    Form of Participation Agreement

                             PARTICIPATION AGREEMENT

                                      Among

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                    TRANSAMERICA SECURITIES SALES CORPORATION

                                       and

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


         THIS AGREEMENT, made and entered into as of this ____ day of _________, 1997 by and among TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY (hereinafter "Transamerica"), a California life insurance company, on its own behalf and on behalf of its SEPARATE ACCOUNT C (the "Account"); TRANSAMERICA VARIABLE INSURANCE FUND, INC., a corporation organized under the laws of Maryland (hereinafter the "Fund"); and TRANSAMERICA SECURITIES SALES CORPORATION, (hereinafter the "Underwriter"), a Maryland corporation.
         WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements similar to this Agreement (hereinafter "Participating Insurance Companies"), as well as qualified pension and retirement plans; and
         WHEREAS, the beneficial interests in the Fund are divided into several series of shares, each designated a "Portfolio" and representing interests in a particular managed portfolio of securities and other assets; and
         WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the Portfolios are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and
         WHEREAS, the Underwriter is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD"); and
         WHEREAS, Transamerica has registered certain variable annuity contracts supported wholly or partially by the Account (the "Contracts") under the 1933 Act and said Contracts are listed in Schedule A hereto, as it may be amended from time to time by mutual written agreement; and
         WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of Transamerica to set aside and invest assets attributable to the Contracts; and
         WHEREAS, Transamerica has registered the Account as a unit investment trust under the 1940 Act; and WHEREAS, to the extent permitted by applicable insurance laws and regulations, Transamerica intends to purchase shares in the Portfolios listed in Schedule B hereto, as it may be amended from time to time by mutual written agreement (the "Designated Portfolios"), on behalf of the Account to fund the aforesaid Contracts, and the Underwriter is authorized to sell such shares to unit investment trusts such as the Account at net asset value;
         NOW, THEREFORE, in consideration of their mutual promises, Transamerica, the Fund and the Underwriter agree as follows:


ARTICLE I.        Sale of Fund Shares
         1.1. The Underwriter agrees to sell to Transamerica those shares of the Designated Portfolios which Transamerica orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios. For purposes of this
Section 1.1, Transamerica shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value.
         1.2. The Fund agrees to make shares of the Designated Portfolios available for purchase at the applicable net asset value per share by Transamerica on those days on which the Fund calculates its net asset values, and the Fund shall calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Directors of the Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.
         1.3 The Fund and the Underwriter agree that shares of the Designated Portfolios will be sold only to Participating Insurance Companies and their separate accounts and qualified pension and retirement plans. No shares of any Designated Portfolio will be sold to the general public.
         1.4. The Fund and the Underwriter will not sell shares of the Designated Portfolios to any other insurance company, separate account or qualified pension and retirement plan unless an agreement containing provisions substantially the same as Sections 2.1, 3.6, 3.7, 3.8, and Article VII of this Agreement is in effect to govern such sales.
         1.5. The Fund agrees to redeem for cash, on Transamerica's request, any full or fractional shares of the Fund held by Transamerica, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption, except that the Fund reserves the right to suspend the right of redemption or postpone the date of payment or satisfaction upon redemption consistent with Section 22(e) of the 1940 Act. For purposes of this Section 1.5, Transamerica shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption on the next following Business Day.
         1.6. The Parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other insurance companies and qualified pension and retirement plans (subject to Section 1.4 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.
         1.7. Transamerica shall pay for Fund shares by the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase. Upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of Transamerica and shall become the responsibility of the Fund.
         1.8. The Fund shall pay and transmit the proceeds of redemptions of Fund shares by the next Business Day after a redemption order is received, subject to Section 1.5 hereof. Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.
         1.9. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to Transamerica or the Account. Shares ordered from the Fund will be recorded in an appropriate title for the Account or the appropriate subaccount of the Account.
         1.10. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to Transamerica of any income, dividends or capital gain distributions payable on the Designated Portfolios' shares. Transamerica hereby elects to receive all such income dividends and capital gain distributions in additional shares of that Portfolio. Transamerica reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify Transamerica by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.
         1.11. The Fund shall make the net asset value per share for each Designated Portfolio available to Transamerica on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available. If the Fund provides incorrect per share net asset value information, Transamerica shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported immediately upon discovery to Transamerica. Any error of a lesser amount shall be corrected in the next Business Day's net asset value per share.
         In the event adjustments are required to correct any error in the computation of a Designated Portfolio's net asset value per share, or dividend or capital gain distribution, the Underwriter (or the Underwriter or the Fund) shall notify Transamerica as soon as possible after discovering the need for such adjustments. Notification can be made orally, but must be confirmed in writing. If an adjustment is necessary to correct an error which caused Contract owners to receive less than the amount to which they are entitled, the Fund shall make all necessary adjustments to the number of shares owned by the Account and distribute to the Account the amount of the underpayment. In no event shall Transamerica be liable to the Fund or the Underwriter for any such adjustments or overpayment amounts.


ARTICLE II.  Representations and Warranties
         2.1. Transamerica represents and warrants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. Transamerica further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established the Account as a segregated asset account under Section 10506 of the California Insurance Law and has registered the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.
         2.2. The Fund represents and warrants that Designated Portfolio shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of California and all applicable federal and state securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.
         2.3. The Fund reserves the right to adopt a plan pursuant to Rule 12b-1 under the 1940 Act or impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation. In any event, the Fund represents and warrant that the investment advisory or management fees paid to the adviser by the Fund are legitimate and not excessive. To the extent that the Fund decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have a Board, a majority of whom are not interested persons of the Fund, formulate and approve any plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses.
         2.4. The Fund represents and warrants that the investment policies and fees and expenses of the Designated Portfolios are and shall at all times remain in compliance with the insurance and other applicable laws of the State of California and any other applicable state to the extent required to perform this Agreement. The Fund further represents and warrants that Designated Portfolio shares will be sold in compliance with the insurance laws of the State of California and all applicable state securities laws or exemptions therefrom. Without limiting the generality of the foregoing, the Fund represents and warrants that it is and shall at all times remain in compliance with the policies and restrictions enumerated in Schedule C hereto, as amended by Transamerica from time to time, provided that such amendments shall either be
(a) agreed to by the Fund and Transamerica, or (b) necessary to comply with applicable laws of the State of California.
         2.5. The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the State of Maryland and that it does and will comply in all material respects with the 1940 Act.
         2.6. The Fund represents and warrant that all of their directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by
Section 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.
         2.7. The Fund will provide Transamerica with as much advance notice as is reasonably practicable of any material change affecting the Designated Portfolios (including, but not limited to, any material change in its registration statement or prospectus affecting the Designated Portfolios and any proxy solicitation affecting the Designated Portfolios) and consult with Transamerica in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expenses by implementing them in conjunction with regular annual updates of the prospectuses for the Contracts. The Fund agrees to share equitably in expenses incurred by Transamerica as a result of actions taken by the Fund, as set forth in the allocation of expenses contained in Schedule D.
         2.8.  Transamerica  represents,  assuming  that the Fund  complies with
Article VI of this Agreement, that the Contracts are currently treated as annuity contracts under applicable provisions of the Internal Revenue Code of 1986, as amended, and that it will make every effort to maintain such treatment and that it will notify the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.
         2.9. The Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify Transamerica immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.


ARTICLE III.  Prospectuses and Proxy Statements; Voting
         3.1(a).  At least  annually,  the Fund,  at its expense,  shall provide
Transamerica  or  its  designee  with  as  many  copies  of the  Fund's  current prospectuses for the Designated Portfolios as Transamerica may reasonably request for marketing purposes (including distribution to Contract owners with respect to new sales of a Contract). If requested by Transamerica in lieu thereof, the Fund shall provide such documentation (including a final "camera ready" copy of the new prospectuses for the Designated Portfolios as set in type at the Fund's expense or, at the request of Transamerica, as a diskette or such other form as is required by the financial printer) and other assistance as is reasonably necessary in order for Transamerica once each year (or more frequently if the prospectus for the Designated Portfolio is amended) to have the prospectus for the Contract and the Fund's prospectus for the Designated Portfolios printed together in one document (the cost of such printing to be born by the Fund and Transamerica in proportion to the size of the prospectuses for the Fund and the Contracts).
         3.1(b). The Fund agrees that the prospectuses for the Designated Portfolios will describe only the Designated Portfolios and will not name or describe any other portfolios or series that may be in the Fund, and that the Fund will bear the cost of preparing and producing the prospectuses for the Designated Portfolios that are so custom tailored for use in connection with the Contracts.
         3.2. If applicable state or Federal laws or regulations require that the Statement of Additional Information ("SAI") for the Fund be distributed to all purchasers of the Contract, then the Fund shall provide Transamerica with the Fund's SAI or documentation thereof for the Designated Portfolios in such quantities and/or with expenses to be borne in accordance with paragraph 3.1(a) hereof.
         3.3. The Fund, at its expense, shall provide Transamerica with as many copies of the SAI for the Designated Portfolios as may reasonably be requested. The Fund, at its expense, shall also provide such SAI free of charge to any owner of a Contract or prospective owner who requests such SAI.
         3.4. The Fund, at its expense, shall provide Transamerica with copies of its prospectus, SAI, proxy material, reports to shareholders and other communications to shareholders for the Designated Portfolios in such quantity as Transamerica shall reasonably require for distributing to Contract owners. If the Contract and Fund prospectuses are printed together in one document, the Fund shall bear the portion of such printing expense as is attributable to the Fund's prospectus. If applicable SEC rules require that any of the foregoing Fund prospectuses, Fund SAIs, proxy materials, Fund reports to shareholders or other communications to shareholders be filed with the SEC, then the Fund or its designee shall prepare and file with the SEC such prospectus, SAI, proxy materials, reports to shareholders, or other communications to shareholders in such format as required by such applicable rules and shall notify Transamerica of such filing.
         3.5.  It  is  understood  and  agreed  that,  except  with  respect  to
information   regarding   Transamerica  provided  in  writing  by  Transamerica,
Transamerica shall not be responsible for the content of the prospectus or SAI for the Designated Portfolios. It is also understood and agreed that, except with respect to information regarding the Fund and provided in writing by the Fund, the Fund shall not be responsible for the content of the prospectus or SAI for the Contracts.
         3.6.     If and to the extent required by law Transamerica shall:
                  (i)      solicit voting instructions from Contract owners;
                  (ii) vote the Designated Portfolio shares in accordance with instructions received from
                           Contract owners: and

                  (iii) vote Designated Portfolio shares for which no instruction have been received in the same proportion as Designated Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. Transamerica reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.

         3.7. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts holding shares of a Designated Portfolio calculates voting privileges in the manner required by the Shared Funding Exemptive Order. The Fund agrees to promptly notify Transamerica of any amendments or changes of interpretations of the Shared Funding Exemptive Order.
         3.8. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings (except insofar as the SEC may interpret Section 16 of the 1940 Act not to require such meetings) or, as the Fund currently intends, comply with
Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.


ARTICLE IV.       Sales Material and Information
         4.1. Transamerica shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature and other promotional material that Transamerica develops or uses and in which the Fund (or a Portfolio thereof), its investment adviser or one of its sub-advisers or the Underwriter for the Fund shares is named in connection with the Contracts, at least 10 (ten) Business Days prior to its use. No such material shall be used if the Fund or its designee objects to such use within 10 (ten) Business Days after receipt of such material.
         4.2. Transamerica shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts inconsistent with the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee, except with the permission of the Fund.
         4.3. The Fund shall furnish, or shall cause to be furnished, to Transamerica, each piece of sales literature and other promotional material in which Transamerica and/or the Account is named at least 10 (ten) Business Days prior to its use. No such material shall be used if Transamerica objects to such use within 10 (ten) Business Days after receipt of such material. Notwithstanding the fact that Transamerica or its designee may not initially object to a piece of sales literature or other promotional material, Transamerica reserves the right to object at a later date to the continued use of any such sales literature or promotional material in which Transamerica is named, and no such material shall be used thereafter if Transamerica or its designee so objects.
         4.4.   The  Fund   shall   not  give  any   information   or  make  any
representations on behalf of Transamerica or concerning Transamerica, the Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports for the Account, or in sales literature or other promotional material approved by Transamerica or its designee, except with the permission of Transamerica.
         4.5. The Fund will provide to Transamerica at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, all supplements thereto, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Designated Portfolios, contemporaneously with the filing of such document(s) with the SEC, NASD or other regulatory authorities.
         4.6. Transamerica will provide to the Fund at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, all supplements thereto, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Account, contemporaneously with the filing of such document(s) with the SEC, NASD, or other regulatory authority.
         4.7. For purposes of this Article IV, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements (material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, telephone directories (other than routine listings), electronic or other public media), sales literature (i.e., any written or electronic communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, performance reports or summaries, form letters, telemarketing scripts, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, Statements of Additional Information, supplements thereto, shareholder reports, and proxy materials.
         4.8. At the request of any party to this Agreement, each other party will make available to the other party's independent auditors and/or representative of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party's obligations under this Agreement.


ARTICLE V.  Fees and Expenses
         5.1. The Fund shall pay no fee or other compensation to Transamerica under this Agreement, except that if the Fund or any Designated Portfolio adopts and implements a plan pursuant to Rule 12b-1 of the 1940 Act to finance distribution and shareholder servicing expenses, then the Underwriter may make payments to Transamerica or to the distributor for the Contracts if and in amounts agreed to by the Underwriter in writing and such payments will be made out of existing fees otherwise payable to the Underwriter, past profits of the Underwriter or other resources available to the Underwriter. No such payments shall be made directly by the Fund. Nothing herein shall prevent the parties hereto from otherwise agreeing to perform, and arrange for appropriate compensation for, other services relating to the Fund and/or the Account. Transamerica shall pay no fee or other compensation to the Fund under this Agreement, although the parties hereto will bear certain expenses in accordance with Schedule D, Articles III, V, and other provisions of this Agreement.
         5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund, as further provided in Schedule E. The Fund shall see to it that all shares of the Designated Portfolios are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent required, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, supplements thereto, proxy materials and reports, setting the prospectus in type, printing prospectuses for distribution to Contract owners, setting in type, printing and filing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, all taxes on the issuance or transfer of the Fund's shares, and the costs of distributing the Fund's prospectuses and proxy materials to such Contract owners and any expenses permitted to be paid or assumed by the Fund pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.
         5.3. Transamerica shall bear the expenses of routine annual distribution of the Fund's prospectus to owners of Contracts issued by Transamerica and of distributing the Fund's proxy materials and reports to such Contract owners; this shall not include distribution of the Fund's prospectus with respect to new sales of a Contract. Transamerica shall bear all expenses associated with the registration, qualification, and filing of the Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Contract prospectus and SAI; and the cost of preparing, printing and distributing annual individual account statement to Contract owners as required by state insurance laws.
         5.4. The Fund acknowledges that a principal feature of the Contracts is the Contract owner's ability to choose from a number of unaffiliated mutual funds (and portfolios or series thereof), including the Designated Portfolios ("Unaffiliated Funds"), and to transfer the Contract's cash value between funds and portfolios. The Fund and Underwriter agree to cooperate with Transamerica in facilitating the operation of the Account and the Contracts as intended, including but not limited to cooperation in facilitating transfers between Unaffiliated Funds.


ARTICLE VI.       Diversification and Qualification
         6.1. The Fund and Underwriter represent and warrant that the Fund will at all times sell its shares and invest its assets in such a manner as to ensure that the Contracts will be treated as annuity contracts under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund and Underwriter represent and warrant that the Fund and each Designated Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury
Regulation  ss.  1.817-5,  as  amended  from  time to  time,  and  any  Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations. The Fund and the Underwriter agree that shares of the Designated Portfolios will be sold only to Participating Insurance Companies and their separate accounts and qualified pension and retirement plans.
         6.2. No shares of any series or portfolio of the Fund will be sold to the general public.
         6.3. The Fund and Underwriter represent and warrant that the Fund and each Designated Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.
         6.4. The Fund or Underwriter will notify Transamerica immediately upon having a reasonable basis for believing that the Fund or any Portfolio has ceased to comply with the aforesaid Section 817(h) diversification or Subchapter M qualification requirements or might not so comply in the future.
         6.5. The Fund and Underwriter acknowledge that full compliance with the requirements referred to in Sections 6.1, 6.2, and 6.3 hereof is absolutely essential because any failure to meet those requirements would result in the
Contracts  not being  treated  as  annuity  contracts  for  federal  income  tax purposes, which would have adverse tax consequences for Contract owners and could also adversely affect Transamerica's corporate tax liability. The Fund and Underwriter also acknowledge that it is solely within their power and control to meet those requirements. Accordingly, without in any way limiting the effect of
Section 8.3 hereof and without in any way limiting or restricting any other remedies available to Transamerica, the Underwriter will pay all costs associated with or arising out of any failure, or any anticipated or reasonably foreseeable failure, of the Fund or any Designated Portfolio to comply with Sections 6.1, 6.2, or 6.3 hereof, including all costs associated with correcting or responding to any such failure; such costs may include, but are not limited to, the costs involved in creating, organizing, and registering a new investment company as a funding medium for the Contracts and/or the costs of obtaining whatever regulatory authorizations are required to substitute shares of another investment company for those of the failed Portfolio (including but not limited to an order pursuant to Section 26(b) of the 1940 Act); such costs are to include, but are not limited to, fees and expenses of legal counsel and other advisors to Transamerica and any federal income taxes or tax penalties (or "toll charges" or exactments or amounts paid in settlement) incurred by Transamerica in connection with any such failure or anticipated or reasonably foreseeable failure.
         6.6. The Fund shall provide Transamerica or its designee with reports certifying compliance with the aforesaid Section 817(h) diversification and Subchapter M qualification requirements, at times provided for and substantially in the form attached hereto as Schedule E; provided, however, that providing such reports does not relieve the Fund or Underwriter of their responsibility for such compliance or of their liability for any non-compliance.
         6.7. The Fund and the Underwriter represent and warrant that the Fund will comply with the investment limitations under applicable state law for investment companies funding separate accounts.


ARTICLE VII.      Potential Conflicts and Compliance With
                           Shared Funding Exemptive Order

         7.1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform Transamerica if it determines that an irreconcilable material conflict exists and the implications thereof.
         7.2. Transamerica will report any potential or existing conflicts of which it is aware to the Board. Transamerica will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by Transamerica to inform the Board whenever contract owner voting instructions are disregarded. Such responsibilities shall be carried out by Transamerica with a view only to the interests of its Contract Owners.
         7.3. If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, its adviser or any sub-adviser to any of the Portfolios (the "Independent Directors"), that a material irreconcilable conflict exists, Transamerica and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account. Transamerica shall not be required by this
Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.
         7.4. If a material irreconcilable conflict arises because of a decision by Transamerica to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, Transamerica may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Underwriter and the Fund shall continue to accept and implement orders by Transamerica for the purchase (and redemption) of shares of the Fund.
         7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to Transamerica conflicts with the majority of other state regulators, then Transamerica will withdraw the Account's investment in the Fund and terminate this Agreement within six months after the Board informs Transamerica in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and the Fund shall continue to accept and implement orders by Transamerica for the purchase (and redemption) of shares of the Fund.
         7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the Independent Directors shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts.
         7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.6, 3.7, 3.8, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.


ARTICLE VIII.     Indemnification
         8.1.     Indemnification By Transamerica
                  8.1(a). Transamerica agrees to indemnify and hold harmless the Fund and its officers and each member of its Board (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Transamerica) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and: (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SA for the Contracts or contained in the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to Transamerica by or on behalf of the Underwriter or Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

         (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by Transamerica or persons under its control) or wrongful conduct of Transamerica or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

         (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of Transamerica; or

         (iv) arise as a result of any failure by Transamerica to provide the services and furnish the materials under the terms of this Agreement; or

         (v) arise out of or result from any material breach of any representation and/or warranty made by Transamerica in this Agreement or arise out of or result from any other material breach of this Agreement by Transamerica, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1
(c) hereof.
                  8.1(b).   Transamerica   shall  not  be  liable   under   this
indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject if caused by such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to the Fund, whichever is applicable.
                  8.1(c).   Transamerica   shall  not  be  liable   under   this
indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified Transamerica in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Transamerica of any such claim shall not relieve Transamerica from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, Transamerica shall be entitled to participate, at its own expense, in the defense of such action. Transamerica also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from Transamerica to such party of Transamerica's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and Transamerica will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.
                  8.1(d).   The   Indemnified   Parties  will  promptly   notify
Transamerica of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.
         8.2.     Indemnification by the Underwriter
                  8.2(a). The Underwriter agrees to indemnify and hold harm-less
Transamerica and each of its directors and officers and each person, if any, who controls Transamerica within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and: (i)arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Underwriter or Fund by or on behalf of Transamerica for use in the Registration Statement or prospectus for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii)         arise   out  of  or  as  a   result   of   statements   or
                      representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

         (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to Transamerica by or on behalf of the Underwriter or Fund; or

         (iv)         arise  as  a  result  of  any   failure  by  the  Fund  or
                      Underwriter to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

         (v)          arise out of or  result  from any  material  breach of any representation and/or warranty made by the Fund or Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund or Underwriter;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof. This indemnification is in addition to and apart from the responsibilities and obligations of the Underwriter specified in Article VI hereof.
                  8.2(b).  The  Underwriter  shall  not  be  liable  under  this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance or such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to Transamerica or the Account, whichever is applicable.
                  8.2(c).  The  Underwriter  shall  not  be  liable  under  this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.
                  8.2(d). Transamerica agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.


ARTICLE IX.  Applicable Law
         9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of California.
         9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.


ARTICLE X.        Termination
         10.1.  This Agreement shall terminate:
                  (a) at the option of any party, with or without cause, with respect to some or all Portfolios, upon one (1) year advance written notice delivered to the other parties; provided, however, that such notice shall not be given earlier than one year following the date of this Agreement; or (b) at the option of Transamerica by written notice to the other parties with respect to any Portfolio based upon Transamerica's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or (c) at the option of Transamerica by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/ or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by Transamerica; or (d) at the option of the Fund in the event that formal administrative proceedings are instituted against Transamerica by the National Association of Securities Dealers, Inc. ("NASD"), the Securities and Exchange Commission, the Insurance Commissioner or like official of any state or any other regulatory body regarding Transamerica's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that the Fund determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Transamerica to perform its obligations under this Agreement; or (e) at the option of Transamerica in the event that formal administrative proceedings are instituted against the Fund or Underwriter by the NASD, the Securities and Exchange Commission, or any state securities or insurance department or any other regulatory body, provided, however, that Transamerica determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund or Underwriter to perform its obligations under this Agreement; or (f) at the option of Transamerica by written notice to the Fund and the Underwriter with respect to any Portfolio if Transamerica reasonably believes that the Portfolio may fail to meet the Section 817(h) diversification requirements or Subchapter M qualifications specified in
                  Article VI hereof; or (g) at the option of either the Fund or the Underwriter, if (i) the Fund or Underwriter, respectively, shall determine, in their sole judgement reasonably exercised in good faith, that Transamerica has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on Transamerica's ability to perform its obligations under this Agreement, (ii) the Fund or Underwriter notifies Transamerica of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by Transamerica and any other changes in circumstances since the giving of such a notice, the determination of the Fund or Underwriter shall continue on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or (h) at the option of Transamerica, if (i) Transamerica shall determine, in its sole judgement reasonably exercised in good faith, that either the Fund or the Underwriter have suffered a material adverse change in their business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on the Fund's or Underwriter's ability to perform its obligations under this Agreement, (ii) Transamerica notifies the Fund or Underwriter, as appropriate, of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by the Fund or Underwriter and any other changes in circumstances since the giving of such a notice, the determination of Transamerica shall continue on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or (i) at the option of any party to this Agreement, upon another party's material breach of any provision of this Agreement; or (j) upon assignment of this Agreement, unless made with the written consent of the parties hereto; or (k) at the option of Transamerica or the Fund by written notice to the other party upon a determination by the Fund's Board that a material irreconcilable conflict exists among the interests of (i) all contract owners of all separate accounts investing in the Fund or (ii) the interests of the Participating Insurance Companies; or (l) at the option of Transamerica by written notice to the Fund or the Underwriter upon the sale, acquisition or change of control of the Underwriter.
         10.2. Notice Requirement. No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.
         10.3. Effect of Termination. Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall, at the option of Transamerica, continue to make available additional shares of the Fund for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts") pursuant to the terms and conditions of this Agreement. Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this
Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.
         10.4. Surviving Provisions. Notwithstanding any termination of this Agreement, each party's obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement. In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.


ARTICLE XI.  Notices
         Any notice shall be sufficiently given when sent by registered or certified mail or by overnight mail sent through a nationally-recognized delivery service to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:
         Transamerica Variable Insurance Fund, Inc.
         Transamerica Center
         1150 South Olive Street
         Los Angeles, CA  90015

         Attention:  General Counsel


If to Transamerica:

         Transamerica Occidental Life Insurance Company
         401 N. Tryon, Suite 700
         Charlotte, North Carolina  28202

         Attention:  President, Living Benefits Division


If to the Underwriter:

         Transamerica Securities Sales Corporation, Inc.
         Transamerica Center
         1150 South Olive Street
         Los Angeles, CA  90015

         Attention:  General Counsel


ARTICLE XII.  Miscellaneous
         12.1. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain. Without limiting the foregoing, no party hereto shall disclose any information that another party reasonably considers to be proprietary.
         12.2. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.
         12.3. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.
         12.4. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.
         12.5. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of Transamerica are being conducted in a manner consistent with the California Variable Annuity Regulations and any other applicable law or regulations.
         12.6. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.
         12.7. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.
         12.8. The Schedules attached hereto, as modified from time to time, are incorporated herein by reference and are part of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.
                      TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

                      By its authorized officer


SEAL                  By:
                      Title:
                      Date:


                      TRANSAMERICA VARIABLE INSURANCE FUND, INC.:

                      By its authorized officer,

SEAL                  By:
                      Title:
                      Date:


                      TRANSAMERICA SECURITIES SALES CORPORATION:

                      By its authorized officer,

SEAL                  By:
                      Title:
                      Date:

Exhibit (11)(b)     Consent of Independent Auditors

Ernst & Young LLP
514 South Flower Street
Los Angeles, CA  90071
213-997-3200


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the captions "Condensed Financial Information" and "Other Information" in Post-Effective Amendment No. 5 under the Securities Act of 1933 and Post-Effective Amendment No. 6 under the Investment Company Act of 1940 to the Registration Statement (Form N-1A No. 33-99016) and related Prospectus and Statement of Additional Information of Transamerica Variable Insurance Fund, Inc., and to the incorporation by reference therein of our report dated February 24, 1997 with respect to the financial statements and financial highlights of Transamerica Variable Insurance Fund, Inc. included in its Annual Report for the year ended December 31, 1996 filed with the Securities and Exchange Commission.




/s/ Ernst & Young LLP
Ernst & Young LLP

Los Angeles, California
October 31, 1997